Accounts Receivable, Net of Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Summary of Account Receivables, Net of Allowance for Doubtful Accounts
Account receivables, net of allowance for doubtful accounts by the Group consist of the following:

	As of
	December 31, 2019	December 31, 2020
	RMB	RMB

Accounts receivable	181,520	234,313
Less: allowance for doubtful accounts	(1,127)	(1,724)

Accounts receivable, net	180,393	232,589

Summary of Movement of Allowance for Doubtful Accounts
The following table summarizes the movement of the Group’s provision for doubtful accounts:

	As of
	December 31, 2019	December 31, 2020
	RMB	RMB

Balance at the beginning of the year	574	1,127
Provision for doubtful accounts	626	709
Write-offs	(73)	(112)

Balance at the end of the year	1,127	1,724